Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense

The Company recorded stock-based compensation expense in the following categories on the accompanying condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended March 31,
	2025	2024
Cost of revenue	$3	$4
General and administrative	201	127
Sales and marketing	1	2
Research and development	3	4
Total stock-based compensation expense	$208	$137

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	For the year ended December 31,
	2024	2023
Cost of revenue	$17	$-
General and administrative	585	1,041
Sales and marketing	6	-
Research and development	20	434
Total stock-based compensation expense	$628	$1,475

Schedule of Stock Options

The following table summarizes activity for time-based stock options under the 2022 Equity Incentive Plan and 2020 Equity Incentive Plan for the years ended December 31, 2024 and 2023:

		Weighted	Aggregate
	Number of	Average	Intrinsic
	Options	Exercise Price	Value
Outstanding as of December 31, 2022	913,856	$-	$3,199
Exercised	(613,510)	1.00
Cancelled	(300,346)	1.00
Outstanding as of December 31, 2023	-	$1.00	$-
Granted	147,000	1.00
Outstanding as of December 31, 2024	147,000	$1.00	$-
Vested and exercisable as of December 31, 2024	147,000	$1.00	$-

Schedule of Stock Options Granted
	For the year ended December 31,
	2024	2023
Risk-free interest rate	4.47%	-
Expected dividend yield	-	-
Expected term in years	2.50	-
Expected volatility	64.5%	-

Schedule of Restricted Stock Awards

The following table summarizes activity for RSAs under the 2020 Equity Incentive Plan for the year ended December 31, 2023:

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Nonvested as of December 31, 2022	177,275	$1.48
Granted	88,639	7.21
Vested	(265,914)	5.60
Nonvested as of December 31, 2023	-	$-

Schedule of Restricted Stock Units

The following table summarizes activity for RSUs under the 2022 Equity Incentive Plan for the year ended December 31, 2024:

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Unvested at December 31, 2023	-	$-
Granted	2,143,737	0.48
Vested – issued	(200,000)	0.43
Vested – unissued	(558,279)	0.46
Cancelled	(318,333)	0.43
Unvested at December 31, 2024	1,067,125	$0.43